Subsequent Events (Details) - Schedule of agreements the chief executive officer and the chief financial officer	3 Months Ended
Dec. 31, 2021 USD ($)
Itiel Kaplan [Member]
Subsequent Events (Details) - Schedule of agreements the chief executive officer and the chief financial officer [Line Items]
Officer	Itiel Kaplan
Title	CEO
Annual Salary/Fees	$ 250,000
Annual Expense Reimbursement	50,000
Annual Bonus	$ 100,000
Ilanit Halperin [Member]
Subsequent Events (Details) - Schedule of agreements the chief executive officer and the chief financial officer [Line Items]
Officer	Ilanit Halperin
Title	CFO
Annual Salary/Fees	$ 72,000
Annual Expense Reimbursement
Annual Bonus